Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Key Management Personnel Compensation Expense
Key management includes executive statutory directors, members of the Board of Directors and Executive Boards. The compensation paid or payable to key management for their services is shown below:

	2019	2018	2017
Fixed compensation	4,821	3,329	2,708
Variable compensation	22,060	30,316	18,316

Total	26,881	33,645	21,024

Summary of Transactions Between Related Parties Explanatory
The main transactions carried with related parties for
year-end
balances arising from such transactions are as follows:

	Assets/(Liabilities)		Revenue/(Expenses)
Relation and transaction	2019	2018	2019	2018	2017
Shareholders with significant influence (i)	(732,420)	(451,481)	(49,779)	(40,585)	—
Securities	123,813	69,647	10,381	147,258	—
Securities purchased under agreements to resell	196,009	—	1,550	—	—
Accounts receivable	594	—	1,025	—	—
Securities sold under repurchase agreements	(1,000,168)	(426,207)	(58,078)	(3,586)	—
Borrowings	(52,668)	(94,921)	(4,657)	(184,257)	—

(i)
These transactions are related to Itaú Unibanco who became shareholder of the Company in 2018 and since then a related party. Therefore, transactions and balances with Itaú Unibanco in 2017 are not being reported as transactions with related parties.